Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions and contingent liabilities
27.    Provisions and contingent liabilities

The Company and its subsidiaries are party to judicial and administrative litigations before various courts and government bodies, arising from the normal course of operations, involving tax, civil and labor matters and other issues. Periodically, Management evaluates the tax, civil and labor risks, based on legal, economic and tax supporting data, in order to classify the risks as probable, possible or remote, in accordance with the chances of them occurring and being settled, taking into consideration, case by case, the analyses prepared by external and internal legal advisors.

	2023	2022

Tax contingencies	1,537	—
Civil contingencies	37,921	20,419
Labor contingencies	57,965	7,908
Other provisions (i)	255	15,214
Total provision	97,678	43,541
Judicial deposits (ii)	22,108	12,077

(i) There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by Management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets and referred above for information.
Changes in the provision during the year

	2023	2022	2021

Balance at January 1	43,541	29,308	19,711
Business combination (Note 5(ii))	70,910	—	—
Monetary correction	25,954	4,449	6,837
Provision	65,731	23,844	8,457
Reversed	(55,791)	(11,539)	(3,132)
Payments	(52,667)	(2,521)	(2,565)
Balance at December 31	97,678	43,541	29,308
Nature of claims
a)    Civil
Most of the civil and administrative claims involve matters that are normal and specific to the business and refer to demands for indemnity primarily due to: (i) financial losses in the stock market; (ii) portfolio management; and (iii) alleged losses generated from the liquidation of customers assets in portfolio due to margin cause and/or negative balance. As of December 31, 2023, there were 777 (December 31, 2022 - 181) civil and administrative claims for which the likelihood of loss has been classified as probable, in the amount of R$37,921 (December 31, 2022 - R$20,419).
b)    Labor
Labor claims to which the Group is party primarily concern: (i) the existence (or otherwise) of a working relationship between the Group and IFAs; and (ii) severance payment of former employees. As of December 31, 2023, the Company and its subsidiaries are the defendants in 116 cases (December 31, 2022 - 28) involving labor matters for which the likelihood of loss has been classified as probable, in the amount of R$57,965 (December 31, 2022 - R$7,908).
Contingent liabilities - probability of loss classified as possible
In addition to the provisions mentioned above, the Company and its subsidiaries are party to several labor, civil and tax contingencies in progress, in which they are the defendants, and the likelihood of loss, based on the opinions of the internal and external legal advisors, is considered possible. The contingencies amount to approximately R$1,826,688 (December 31, 2022 - R$893,745).
Below these claims are summarized by nature:

	2023	2022

Tax (i) (ii)	653,714	543,463
Civil (iii) (iv)	883,485	335,644
Labor (v)	289,489	14,638
Total	1,826,688	893,745

(i)Employees Profit Sharing Plans: At the end of years 2015, 2019, 2021 and 2022 tax authorities issued assessments against the Group claiming mainly for allegedly unpaid social security contributions on amounts due and paid to employees as profit sharing plans related to calendar years of 2011, 2015, 2017 and 2018. According to the tax authorities, the Group profit sharing plans did not comply with the provisions of Law 10,101/00. The risk of loss for these claims is classified as possible by the external counsels.
a.Tax assessment related to 2011: The first and the second administrative appeals were denied, and currently the Group awaits for the judgment of the special appeal by the Superior Court of the Administrative Council of Tax Appeals (“CARF”). The amount claimed is R$20,879.
b.Tax assessment related to 2015: The first administrative appeal was denied, and currently the Group awaits for the judgment of the second appeal by the CARF. The amount claimed is R$54,220.
c.Tax assessment related to 2017: In addition to the claim related to the employees’ profit sharing plan tax authorities are also challenging the deductibility for Corporate Income Tax (IRPJ) and Social Contribution of Net Profits (CSLL) purposes of the amounts paid under such plan to the members of the Board. Administrative appeals were filed against the assessment, which is awaiting judgment by the Federal Revenue Service of Brazil (“RFB”). The total amount claimed is R$118,395.
d.Tax assessment related to 2018: An administrative appeal was filed against the assessment, which awaits for judgment by the RFB. The total amount claimed is R$142,447.
e.In June 2022, the Group was notified by the Public Labor Ministry for allegedly unpaid FGTS (Fund for Severance Indemnity Payment) on the amounts paid to employees under profit sharing plans related to years 2015 to 2020. According to the tax authorities the Group profit sharing plans did not comply with the provisions of Law 10,101/00. The Group presented its administrative defense and awaits for the judgment. The total amount claimed is R$135,739.
f.On February 14, 2024, the Group received a tax assessment related to the Employees’ Profit Sharing Plan paid in calendar year of 2019. The amount claimed is R$ 193,183.
(ii)Amortization of goodwill: The Group also received four tax assessments in which the tax authorities challenge the deductibility for Corporate Income Tax (IRPJ) and Social Contribution of Net Profits (CSLL) purposes of the expenses deriving from the amortization of goodwill registered upon the acquisitions made by the Group between 2013 and 2016. According to the tax authorities, the respective goodwill was registered in violation of Laws 9.532/97 and 12.973/14, respectively. Currently, two of the proceedings are pending judgment by the RFB and the other two awaits for judgement by the CARF, considering that the administrative appeals were denied. Also, the Group have filed two lawsuits to prevent the issuance of new tax assessments and/or the application of the 150% penalty by the tax authorities in relation to expenses of such goodwill incurred in other periods. The risk of loss for these claims is classified as possible by the external counsels. The amount claimed is R$ 82,285.
(iii)Banco Modal S.A. - Employees Profit Sharing Plan: In March 2016, tax authorities issued an assessment against Banco Modal claiming mainly for allegedly unpaid social security contributions on amounts due and paid to employees as profit sharing plan related to calendar year of 2012. The first administrative appeal was denied, and currently Banco Modal awaits for the judgment of the second appeal by the CARF. The risk of loss for this claim is classified as possible by the external counsels. The total amount claimed is R$ 6,637.
(iv)The Group is defendant in 778 (December 31, 2022 – 586) civil and administrative claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.
(v)The Group is defendant in 116 (December 31, 2022 – 28) labor claims by former employees. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.